Financial Assets Carried at Contract Value (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of contracts | contract	4
Investments, at contract value (See Note 5) | $	$ 3,732,737	$ 3,633,156
Traditional investment contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of contracts | contract	1
Investments, at contract value (See Note 5) | $	$ 682,757	665,831
Synthetic investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of contracts | contract	3
Investments, at contract value (See Note 5) | $	$ 3,049,980	$ 2,967,325